May 1, 2013
VIA EDGAR
The United States Securities
 and Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629
Subject:	Nationwide VL Separate Account-G Nationwide Life and Annuity Insurance Company SEC File No. 333-146073 CIK No. 0001313581 Class ID: C000054985, C000082374
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide VL Separate Account-G (the "Variable Account") and Nationwide Life and Annuity Insurance Company, we certify that the form of prospectus which would have filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the Prospectus contained in Post Effective Amendment No. 11 to the Registration Statement for the Company and the Variable Account which became effective May 1, 2013. The Registration Statement contains multiple prospectuses that describe contracts that are identical with the exception of the underlying investment options, which may vary based on the manner in which such contracts are distributed. (Section I, No. 4 to November 3, 1995 Industry Comment Letter.)
Please contact the undersigned at 614-677-5276 with any questions regarding this filing.
Very truly yours,
Nationwide Life and Annuity Insurance Company
/s/ Christine M. Walkup
Christine M. Walkup
Assistant General Counsel
Home Office: One Nationwide Plaza	Nationwide Insurance
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies